UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2013
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            05/14/2013
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       69

Form 13f Information Table Value Total:                 22244938
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its four series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
					    Longleaf Partners Global Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   171606  4858602 SH       Sole                  4048553            810049
                                                            342465  9696076 SH       Defined 01            9696076
Aon PLC                        COM              G0408V102   833502 13552877 SH       Sole                 10990377           2562500
                                                            401577  6529700 SH       Defined 01            6529700
Bank of New York Mellon Corpor COM              064058100   829731 29643823 SH       Sole                 23635923           6007900
                                                            399938 14288594 SH       Defined 01           14288594
Berkshire Hathaway Inc. Class  COM              084670108     1094        7 SH       Sole                        7
Berkshire Hathaway Inc. Class  COM              084670702   193518  1857180 SH       Sole                  1469480            387700
                                                            304997  2927033 SH       Defined 01            2927033
CEMEX S.A.B. de C.V. ADR       COM              151290889   631653 51732448 SH       Sole                 41704213          10028235
Chesapeake Energy Corporation  COM              165167107  1264029 61931842 SH       Sole                 50327070          11604772
                                                            561213 27496976 SH       Defined 01           27496976
CNH Global N.V.                COM              N20935206    62360  1509195 SH       Sole                  1123200            385995
                                                             15756   381312 SH       Defined 01             381312
CONSOL Energy Inc.             COM              20854P109   400608 11905141 SH       Sole                  9682167           2222974
                                                            423418 12583000 SH       Defined 01           12583000
Dell Inc.                      COM              24702R101  1297078 90514858 SH       Sole                 73534420          16980438
                                                            442482 30878000 SH       Defined 01           30878000
DineEquity Inc                 COM              254423106     5971    86795 SH       Sole                    55695             31100
                                                            138326  2010850 SH       Defined 01            2010850
DIRECTV                        COM              25490A309  1110751 19628047 SH       Sole                 15801947           3826100
                                                            522813  9238609 SH       Defined 01            9238609
Everest Re Group Ltd.          COM              G3223R108   394638  3038950 SH       Sole                  2159150            879800
                                                            189557  1459704 SH       Defined 01            1459704
FedEx Corporation              COM              31428X106  1128267 11489480 SH       Sole                  9362886           2126594
                                                            501705  5109013 SH       Defined 01            5109013
Lamar Advertising Company      COM              512815101    43660   898727 SH       Sole                   860200             38527
                                                            170712  3514039 SH       Defined 01            3514039
Legg Mason Inc.                COM              524901105     2376    73900 SH       Sole                                      73900
                                                            165281  5140921 SH       Defined 01            5140921
Level 3 Communications Inc.    COM              52729N308   501379 24710645 SH       Sole                 20457736           4252909
                                                            435172 21447592 SH       Defined 01           21447592
Loews Corporation              COM              540424108  1040825 23617538 SH       Sole                 19055138           4562400
                                                            612071 13888615 SH       Defined 01           13888615
Madison Square Garden Company  COM              55826P100    76858  1334333 SH       Defined 01            1334333
Martin Marietta Materials Inc. COM              573284106   155315  1522393 SH       Sole                  1319493            202900
                                                             65506   642088 SH       Defined 01             642088
Mondelez International Inc     COM              609207105   843700 27558400 SH       Sole                 21973100           5585300
                                                            366973 11986718 SH       Defined 01           11986718
Murphy Oil Corporation         COM              626717102   523134  8208595 SH       Sole                  6597245           1611350
                                                            144846  2272808 SH       Defined 01            2272808
Quicksilver Resources Inc.     COM              74837R104      580   258000 SH       Sole                                     258000
                                                             55321 24587000 SH       Defined 01           24587000
Royal Philips Electronics ADR  COM              500472303   489669 16570858 SH       Sole                 13695483           2875375
                                                             79386  2686500 SH       Defined 01            2686500
Saks Incorporated              COM              79377W108   130634 11389215 SH       Sole                  8476250           2912965
                                                            165724 14448500 SH       Defined 01           14448500
Scripps Networks Interactive   COM              811065101    12418   193000 SH       Sole                   169000             24000
                                                            145408  2260000 SH       Defined 01            2260000
Service Corporation Internatio COM              817565104   122980  7350855 SH       Sole                  5968055           1382800
                                                            118338  7073393 SH       Defined 01            7073393
Texas Industries Inc.          COM              882491103    43092   682800 SH       Sole                   619300             63500
                                                            474004  7510757 SH       Defined 01            7510757
The Travelers Companies Inc.   COM              89417E109   853988 10143583 SH       Sole                  8905683           1237900
                                                            403607  4794000 SH       Defined 01            4794000
The Washington Post Company    COM              939640108    53779   120310 SH       Sole                   115410              4900
                                                            191316   428000 SH       Defined 01             428000
tw telecom inc.                COM              87311L104   161271  6402166 SH       Sole                  5736366            665800
                                                            135573  5382000 SH       Defined 01            5382000
Vail Resorts Inc.              COM              91879Q109    15172   243458 SH       Sole                   206458             37000
                                                            206715  3317000 SH       Defined 01            3317000
Vodafone Group Plc ADR         COM              92857W209    62406  2197410 SH       Sole                  1649410            548000
                                                             34534  1215997 SH       Defined 01            1215997
Vornado Realty Trust           COM              929042109    28429   339902 SH       Sole                   334302              5600
Vulcan Materials Company       COM              929160109    69395  1342268 SH       Sole                   891468            450800
                                                            264986  5125450 SH       Defined 01            5125450
Wendy's Company                COM              95058W100    40073  7061400 SH       Sole                  6730500            330900
                                                            158713 27967000 SH       Defined 01           27967000
Level 3 Communications Inc. Co CONV             52729NBR0    10567  8000000 PRN      Sole                  8000000
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